Consolidated Statements of Shareholders’ Equity (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance of common stock net of offering costs paid	$ 264,774
Issuance of warrants in Private Placement, net of offering costs paid	$ 582,600
Issuance of common stock pursuant to IPO, net of underwriting discounts		$ 1,266,740